Parent Entity Financial Information	12 Months Ended
Jun. 30, 2025
Parent Entity Financial Information [Abstract]
Parent entity financial information

19 Parent entity financial information

(a) Summary financial information

The individual financial statements for the parent entity shows the following aggregate amounts:

	30 June 2025 $	30 June 2024 $
Statement of financial position
Current assets	39,621,179	19,657,595
Non-current assets	40,000,365	45,524,229
Total assets	79,621,544	65,181,824
Current liabilities	14,091,574	16,846,523
Non-current liabilities	29,653,015	27,675,150
Total liabilities	43,744,588	44,521,673
	-
Shareholders’ equity	-
Issued capital	176,558,493	100,681,716
Other equity	849,544	849,544
Reserves	-
Shares to be issued	-	24,185,229
Share-based payments	13,197,222	14,151,013
Equity Settled Payments	-	138,167
Retained earnings	(154,728,303)	(119,345,518)
	35,876,956	20,660,151
Loss for the year	(32,205,611)	(42,570,656)
Total comprehensive loss	(32,205,611)	(42,570,656)

(b) Guarantees entered into by the parent entity

The parent entity has not entered into any guarantees in relation to debts of its subsidiaries in the year ended 30 June 2025 (30 June 2024: nil).

(c) Contingent liabilities of the parent entity

The parent entity had contingent liabilities at 30 June 2025 and 30 June 2024 identical to those of the group, as outlined in note 13.

(d) Contractual commitments for the acquisition of property, plant or equipment

The parent entity has not entered into any contractual commitments for the acquisition of property, plant or equipment in the year ended 30 June 2025 (30 June 2024 nil).

(e) Determining the parent entity financial information

The financial information for the parent entity has been prepared on the same basis as the consolidated financial statements, except as set out below.

(i) Investments in subsidiaries, associates and joint venture entities

Investments in subsidiaries are accounted for at cost in the financial statements of Radiopharm Theranostics Limited